Schedule for Fixed Income Securities at Amortized Cost, Gross Unrealized Gains and Losses and Fair Value (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	$ 284,928	$ 309,324
Fair value	290,882	330,559
U.S. government agencies and authorities
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	70,790	86,428
Gross unrealized gains	3,113	5,659
Gross unrealized losses	(57)
Fair value	73,846	92,087
Municipal
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	2,499	2,499
Gross unrealized gains	270	401
Fair value	2,769	2,900
Corporate
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	190,186	178,824
Gross unrealized gains	5,784	13,173
Gross unrealized losses	(3,993)	(29)
Fair value	191,977	191,968
Foreign government
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	4,999	4,999
Gross unrealized gains	165	265
Fair value	5,164	5,264
Residential mortgage-backed securities ("RMBS")
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	13,866	28,239
Gross unrealized gains	584	1,498
Fair value	14,450	29,737
Commercial mortgage-backed securities ("CMBS")
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	2,588	8,335
Gross unrealized gains	88	268
Fair value	2,676	8,603
Fixed income securities
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	284,928	309,324
Gross unrealized gains	10,004	21,264
Gross unrealized losses	(4,050)	(29)
Fair value	$ 290,882	$ 330,559